Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income
Balance at the beginning	$ 1,825
Other comprehensive (loss) income before reclassifications, net of tax	(786)
Amounts reclassified from accumulated other comprehensive income, net of tax	(1,808)
Other comprehensive (loss) income, net of reclassification and tax	(2,594)	485	598
Balance at the end	(769)	1,825
Unrealized Gain on Securities
Accumulated Other Comprehensive (Loss) Income
Balance at the beginning	3,265
Other comprehensive (loss) income before reclassifications, net of tax	(4,274)
Amounts reclassified from accumulated other comprehensive income, net of tax	(482)
Other comprehensive (loss) income, net of reclassification and tax	(4,756)
Balance at the end	(1,491)
Unrecognized Net Pension and Postretirement Costs
Accumulated Other Comprehensive (Loss) Income
Balance at the beginning	(1,440)
Other comprehensive (loss) income before reclassifications, net of tax	3,488
Amounts reclassified from accumulated other comprehensive income, net of tax	(1,326)
Other comprehensive (loss) income, net of reclassification and tax	2,162
Balance at the end	$ 722